UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Mazama Capital Management, Inc.
           -----------------------------------------------------
Address:   One SW Columbia, Suite 1860
           Portland, Oregon 97258

           -----------------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian P. Alfrey
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  503-944-6245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian P. Alfrey                  Portland, Oregon                 10/03/2000
-------------------                  ----------------                 ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:        89
                                              --------

Form  13F  Information  Table  Value  Total:  $731,547
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Accrue Software                COM              00437W102     8817  738600 SH       Sole              580700      0 157900
Alkermes Inc                   COM              01642T108    12951  335300 SH       Sole              263600      0  71700
Asyst Technologies Inc         COM              04648X107     4647  229500 SH       Sole              179900      0  49600
Auspex                         COM              052116100     9760  788700 SH       Sole              618500      0 170200
Avocent Corp                   COM              053893103    10515  190749 SH       Sole              149977      0  40772
Biomatrix                      COM              09060P102     8631  493200 SH       Sole              387900      0 105300
BSQUARE Corp                   COM              11776U102     2480  160000 SH       Sole              125500      0  34500
Calgon Carbon                  COM              129603106     1529  224500 SH       Sole              175900      0  48600
Callaway Golf Co               COM              131193104     8192  532800 SH       Sole              419150      0 113650
Callon Petrolium               COM              13123X102     7301  461700 SH       Sole              361150      0 100550
Circle.Com                     COM              832914204     1335  454622 SH       Sole              358172      0  96450
Columbia Laboratories          COM              197779101     7908 1360450 SH       Sole             1149300      0 211150
Columbia Sportswear Co         COM              198516106     5934  129350 SH       Sole              100250      0  29100
CompuCredit                    COM              20478N100     2805   50000 SH       Sole               39100      0  10900
Connetics Corp                 COM              208192104    13692  567550 SH       Sole              446950      0 120600
Core Laboratories              COM              N22717107     6187  251900 SH       Sole              198100      0  53800
Digimarc                       COM              253807101    31811 1708000 SH       Sole             1354200      0 353800
Digital Insight                COM              25385P106    31371  874450 SH       Sole              686800      0 187650
Direct Focus Inc               COM              254931108     5965  150075 SH       Sole              118350      0  31725
Dollar Thrifty                 COM              256743105     4795  242800 SH       Sole              190400      0  52400
Doral Financial                COM              25811P100     3364  207800 SH       Sole              163800      0  44000
East West Bancorp              COM              27579R104     1898   97000 SH       Sole               76000      0  21000
Elastic Networks               COM              284159100     4878  350000 SH       Sole              275000      0  75000
Electro Scientific Inds        COM              285229100    24937  709950 SH       Sole              557650      0 152300
Electroglass                   COM              285324109     8023  470200 SH       Sole              366600      0 103600
Emcor Group Inc                COM              29084Q100     6945  267100 SH       Sole              212000      0  55100
Emisphere Technologies         COM              291345106     3763  125700 SH       Sole               98800      0  26900
EntreMed                       COM              29382F103     7158  256800 SH       Sole              202200      0  54600
FEI Co                         COM              30241L109    24452 1127475 SH       Sole              895075      0 232400
First Horizon Pharmaceutical   COM              32051K106     8840  487750 SH       Sole              382650      0 105100
Friedman Billings Ramsey Group COM              358433100     7191  772150 SH       Sole              613550      0 158600
GelTex Pharma                  COM              368538104     1428   30500 SH       Sole               23900      0   6600
Hanover Compressor             COM              410768105     3598  109250 SH       Sole               85750      0  23500
Hawaiian Airlines Inc          COM              419849104     5333 2133350 SH       Sole             1696950      0 436400
Immersion Corp                 COM              452521107    16666 1075200 SH       Sole              845150      0 230050
Intergrated Measurements Sys   COM              457923100     5601  414900 SH       Sole              324600      0  90300
ISG Int'l Software             COM              M5733B104     3065  259500 SH       Sole              203800      0  55700
JAKKS Pacific Inc              COM              47012E106     2082  221300 SH       Sole              173800      0  47500
Jones Apparel Corp             COM              480074103    11427  431200 SH       Sole              339400      0  91800
Jupiter Media Metrix           COM              48206U104    14361  901058 SH       Sole              707983      0 193075
Kenneth Cole                   COM              193294105     8954  253575 SH       Sole              199100      0  54475
Knight Trading Group Inc       COM              499063105     3568   99100 SH       Sole               77800      0  21300
Liveperson                     COM              538146101      828  189150 SH       Sole              148650      0  40500
Louis Dreyfus                  COM              546011107     6495  163900 SH       Sole              128700      0  35200
Mcafee.com                     COM              579062100     5623  378000 SH       Sole              296700      0  81300
Mentor Graphics Corp           COM              587200106    24014 1019175 SH       Sole              801075      0 218100
Metris Companies               COM              591598107     9817  248525 SH       Sole              195175      0  53350
MGI Pharma                     COM              552880106     5451  181700 SH       Sole              142400      0  39300
Millenium Cell                 COM              60038B105     4870  219500 SH       Sole              172000      0  47500
Mobility Electronics           COM              60741U101     3742  410100 SH       Sole              322800      0  87300
Moldflow                       COM              608507109    12266  521950 SH       Sole              409850      0 112100
Molecular Devices              COM              60851C107     2898   29500 SH       Sole               23300      0   6200
Morgan Keegan                  COM              617410105     2045  116850 SH       Sole               91950      0  24900
Neose Technologies             COM              640522108     7716  159500 SH       Sole              125300      0  34200
Network Associates             COM              640938106     9971  440700 SH       Sole              346100      0  94600
Netzero Inc                    COM              64122R109     2921 1374450 SH       Sole             1080750      0 293700
Offshore Logistics             COM              676255102     6695  374550 SH       Sole              294950      0  79600
Omnivision                     COM              682128103     6912  191000 SH       Sole              149900      0  41100
Onyx Software Corp             COM              683402101     7303  354100 SH       Sole              278000      0  76100
Pacific Century Financial Corp COM              694058108    11646  680050 SH       Sole              534450      0 145600
Paradigm Genetics              COM              69900R106     5125  214650 SH       Sole              180950      0  33700
PBOC Holdings                  COM              69316G108     3940  463550 SH       Sole              362950      0 100600
Pharmacyclics Corp             COM              716933106    16091  324250 SH       Sole              254950      0  69300
Phillips Van Heusen            COM              718592108    12175 1180650 SH       Sole              929350      0 251300
Pixar                          COM              725811103    18996  591300 SH       Sole              464600      0 126700
Polo Ralph Lauren              COM              731572103    17840 1106350 SH       Sole              870700      0 235650
Profit Recovery Group          COM              743168106      966   97800 SH       Sole               76600      0  21200
PSI Technologies ADR           COM              74438Q109     3557  279000 SH       Sole              219700      0  59300
Quantum HDD Group              COM              747906303     2119  213200 SH       Sole              167400      0  45800
Quiksilver Inc                 COM              74838C106    18102  940350 SH       Sole              739250      0 201100
Remec Inc                      COM              759543101     2571   87350 SH       Sole               68950      0  18400
Robotics Vision                COM              771074101     4477  750000 SH       Sole              588900      0 161100
SangStat Medical Corp          COM              801003104     3689  287900 SH       Sole              226000      0  61900
Sawtek Corp                    COM              805468105     7665  199000 SH       Sole              156300      0  42700
Serena Software                COM              817492101     4878  105900 SH       Sole               83600      0  22300
Superior Energy                COM              868157108     8762  834450 SH       Sole              655700      0 178750
Swift Energy Co                COM              870738101     6222  149700 SH       Sole              116500      0  33200
Symantec Corp                  COM              871503108    15690  356600 SH       Sole              280100      0  76500
Symyx Technologies             COM              87155S108     1301   30000 SH       Sole               23650      0   6350
Ticketmaster Online CitySearch COM              88633P203     8232  486050 SH       Sole              382250      0 103800
Tommy Hilfiger                 COM              G8915Z102     4851  504000 SH       Sole              395700      0 108300
Too Inc                        COM              890333107     5933  249800 SH       Sole              196100      0  53700
TransGenomic                   COM              89365K206    10443  460300 SH       Sole              361400      0  98900
Tvia Corp                      COM              87307P101     6002  334600 SH       Sole              262800      0  71800
Veeco Instrs Inc               COM              922417100    11333  106650 SH       Sole               83700      0  22950
Venator Group                  COM              922944103     3135  253300 SH       Sole              198900      0  54400
Verity Inc                     COM              92343C106    24551  687950 SH       Sole              540250      0 147700
ViaSat Inc                     COM              92552V100     6106  272900 SH       Sole              214100      0  58800
Wilshire Real Estate Investmen COM              971892104     1424  506250 SH       Sole              402050      0 104200